FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - USD ($) $ in Thousands		Jun. 30, 2024	Dec. 31, 2023
Financial assets at fair value [Abstract]
Financial assets at fair value		$ 41,739	$ 37,775
Financial Assets at Fair Value Through Profit or Loss [Member]
Financial assets at fair value [Abstract]
Financial assets at fair value		41,739	37,775
Financial Assets at Fair Value Through Profit or Loss [Member] | Investment A [Member]
Financial assets at fair value [Abstract]
Financial assets at fair value		1,000	1,000
Financial Assets at Fair Value Through Profit or Loss [Member] | Investment B [Member]
Financial assets at fair value [Abstract]
Financial assets at fair value		1,000	1,000
Financial Assets at Fair Value Through Profit or Loss [Member] | Investment C [Member]
Financial assets at fair value [Abstract]
Financial assets at fair value		9,969	10,000
Financial Assets at Fair Value Through Profit or Loss [Member] | Investment D [Member]
Financial assets at fair value [Abstract]
Financial assets at fair value	[1]	21,421	19,875
Financial Assets at Fair Value Through Profit or Loss [Member] | Investment E [Member]
Financial assets at fair value [Abstract]
Financial assets at fair value		1,500	1,500
Financial Assets at Fair Value Through Profit or Loss [Member] | Investment F [Member]
Financial assets at fair value [Abstract]
Financial assets at fair value		725	400
Financial Assets at Fair Value Through Profit or Loss [Member] | Investment I [Member]
Financial assets at fair value [Abstract]
Financial assets at fair value		1,624	0
Financial Assets at Fair Value Through Profit or Loss [Member] | Investment J [Member]
Financial assets at fair value [Abstract]
Financial assets at fair value		500	0
Financial Assets at Fair Value Through Profit or Loss [Member] | Investment G [Member]
Financial assets at fair value [Abstract]
Financial assets at fair value		1,000	1,000
Financial Assets at Fair Value Through Profit or Loss [Member] | Investment H [Member]
Financial assets at fair value [Abstract]
Financial assets at fair value		$ 3,000	$ 3,000

[1]	See Note 25.